Housing Loans to Employees (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2010 persons	Dec. 31, 2012	Dec. 31, 2011
HOUSING LOANS TO EMPLOYEES [Abstract]
Housing loans to employees, number of employees	10
Housing loans to employees, original amount per employee	$ 180	$ 302	$ 79
Housing loans to employees, repayment by installment	60
Housing loans to employees, repayment per month by installment	1
Housing loans to employees, installment period	5 years
Housing loans to employees, repayment of remaining due following signing of loan agreements	120
Prepaid Expenses and Other Current Assets - Housing loans to employees		182	124
Other Non-current Assets - Housing loans to employees		$ 279	$ 374